Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 10,000	$ 0
State	0	0
Total current provision	10,000	0
Deferred
Federal	0	0
State and other	0	0
Total deferred income taxes	0	0
Provision for income taxes	$ 10,000	$ 0